Reverse Recapitalization (Details)							1 Months Ended	12 Months Ended
		Feb. 26, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Oct. 13, 2022 USD ($) shares	Oct. 10, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares		Dec. 31, 2022 shares		Feb. 29, 2024 shares	Dec. 31, 2021 shares
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars) | $						$ 1,250,000	$ 750,000
Price per share (in Dollars per share) | $ / shares			$ 11.14
Purchase shares of common stock						128,206	76,142		204,348
Treasury stock common shares									204,348
Percentage of outstanding shares		96.00%
Gross proceeds from business combination (in Dollars) | $		$ 75,100,000
Number of issued per unit								1
Ordinary shares issued	[1]							163,106,615	150,204,348
Transferred Common Stock								260,000
Minimum [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars) | $					$ 2,000,000
Purchase shares of common stock					200,000
Maximum [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars) | $					$ 2,500,000
Purchase shares of common stock					260,000
Treasury Shares [Member]
Reverse Recapitalization [Line Items]
Treasury stock common shares					204,348				204,348	[2]	204,348	[2]
Common Stock [Member]
Reverse Recapitalization [Line Items]
Issuance of shares	[2]										7,500,000
Ordinary shares issued								500,000,000					150,000,000
Redemption shares			2,282,657					777,050
Redemption value (in Dollars) | $			$ 25,400,000					$ 8,700,000
Chardan [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued								2,301,750
Subscription Agreements [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars) | $								$ 74,000,000
Price per share (in Dollars per share) | $ / shares								$ 10
Backstop Agreements [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars) | $				$ 2,000,000
Stock Purchase Agreements [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share) | $ / shares								$ 11.14
Amended Stock Escrow Agreement [Member]
Reverse Recapitalization [Line Items]
Common stock exercised		2,287,657
Redemption price (in Dollars per share) | $ / shares		$ 11.14
Aggregate redemption amount (in Dollars) | $		$ 25,400,000
Bit Fu Fu [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Gross proceeds from business combination (in Dollars) | $		1,100,000
Bit Fu Fu [Member] | Maximum [Member]
Reverse Recapitalization [Line Items]
Gross proceeds from business combination (in Dollars) | $		$ 74,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Reverse Recapitalization [Line Items]
Transaction costs (in Dollars) | $								$ 10,100,000
Amended Stock Escrow Agreement [Member]
Reverse Recapitalization [Line Items]
Issuance of shares								696,247
Class B Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Ordinary shares cancelled								135,000,000
Issuance of shares								135,000,000
Class A Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Issuance of shares								15,000,000
Number of issued per unit								1
Class A Ordinary Shares [Member] | Investors [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued								7,400,000
Class A Ordinary Shares [Member] | Aqua [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued								1,010,000
Class A Ordinary Shares [Member] | Ethereal Tech Pte. Ltd [Member]
Reverse Recapitalization [Line Items]
Issuance of shares								204,348
Class A Ordinary Shares [Member] | Backstop Agreements [Member]
Reverse Recapitalization [Line Items]
Ordinary shares issued								200,000
Private Placement [Member] | Class A Ordinary Shares [Member] | Sponsor [Member]
Reverse Recapitalization [Line Items]
Issuance of shares				200,000
Shares [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars) | $				$ 1,250,000
Shares [Member] | Stock Purchase Agreements [Member]
Reverse Recapitalization [Line Items]
Purchase shares of common stock				128,206
Additional Shares [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars) | $					$ 750,000
Purchase shares of common stock					76,142
Aqua Shares [Member]
Reverse Recapitalization [Line Items]
Aggregate cash amount (in Dollars) | $								$ 2,000,000
Purchase shares of common stock								200,000
Aqua Shares [Member] | Class A Ordinary Shares [Member]
Reverse Recapitalization [Line Items]
Issuance of shares					260,000

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company
[2]	The share data has been retroactively re-stated to reflect the current capital structure of the Company.